Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2017
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 16,842	$ 9,140			$ 7,400
Other current assets	15,333	15,617	[1]	$ 13,194
Social charges on personnel expenses	200
Right-of-use assets [member]
Prepaid expenses and other current assets [line items]
Deferred expense on sale and lease-back transaction				$ 2,100
Calyxt Inc. [member]
Prepaid expenses and other current assets [line items]
Deferred expense on sale and lease-back transaction	2,100
Other current assets	300
France [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 7,800	$ 7,900			$ 8,000

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.